Share capital - Additional Information (Detail)															3 Months Ended					6 Months Ended		12 Months Ended
	Jan. 31, 2022 shares	Jan. 30, 2022 shares	Jan. 28, 2022 USD ($) shares	Nov. 13, 2021 USD ($)	Oct. 15, 2021 shares $ / shares	Aug. 10, 2021 USD ($) shares Acres Employee	Jul. 31, 2021 USD ($) shares	Jun. 24, 2021 USD ($) Acres shares	Jan. 25, 2021 USD ($) shares	Nov. 13, 2020 USD ($) $ / shares shares	Dec. 27, 2019 USD ($) $ / shares shares	Dec. 27, 2019 USD ($) $ / shares shares	Feb. 28, 2019 USD ($) shares	Mar. 23, 2018 USD ($) $ / shares shares	Apr. 30, 2022 USD ($) shares	Mar. 31, 2022 USD ($) shares	Jan. 31, 2022 USD ($) shares	Oct. 31, 2021 USD ($) Acres shares	Apr. 30, 2021 USD ($)	Apr. 30, 2022 USD ($) Acres shares	Apr. 30, 2021 USD ($)	Oct. 31, 2021 USD ($) shares Acres	Oct. 31, 2020 USD ($) shares	Oct. 31, 2019 USD ($) shares
Disclosure of classes of share capital [line items]
Number of shares issued									12,000				8,468		5,702,644					5,702,644
Number of shares issued value | $									$ 12,000
Conversion of convertible debt (Shares)												13,436
Proceeds from conversion of debt | $												$ 492,409
Number of share options exercisable							25,664								4,331,130			4,242,707		4,331,130		4,242,707
Number of share options exercisable																		4,242,707				4,242,707	106,307	29,440
Share based compensation expense | $																						$ 2,690,000	$ 330,000	$ 100,000
Number of share options granted																				719,718		8,280,000	940,000	310,000
Stock options exercised																				222,505		2,172,820	0	0
Liabilities | $															$ 169,131,121			$ 231,427,138		$ 169,131,121		$ 231,427,138	$ 10,718,669
Number of employees | Acres								4										23				23
Stock Issued During Period Shares Stock Options Exercised								25,664														2,055,474
Stock Issued During Period, Value, Stock Options Exercised | $							$ 169,105	$ 169,105														$ 169,105
Number of stock options															5,793,766			5,296,553		5,793,766		5,296,553
Vesting period															1 year					3 years
Cashless exercises | $															$ 45,868,706	$ 45,868,706
Exercise of warrants (in shares)	1,982		7,596												22,540,651			100		22,540,651
Proceeds from exercise of warrants | $			$ 87,354												$ 0			$ 1,150	$ 0	$ 65,180	$ 0	$ 1,150
Number of warrants exercised (in shares)		9,678	7,596													9,578	1,982	100
Exercise of stock options (in shares)															222,505							170,000
Fair value of stock options granted | $															$ 616,362				620,515	$ 3,528,169	1,242,844
Peridot Acquisition Corp [Member]
Disclosure of classes of share capital [line items]
Proceeds from issuing shares | $						$ 525,329,273
Number of share options assumed In business combination (in shares) | Acres						65,671,374
Exercise of stock options (in shares)						1,031,226
Li Cycle Corp [Member]
Disclosure of classes of share capital [line items]
Exercise of stock options (in shares)						28,779
Common Class A [Member]
Disclosure of classes of share capital [line items]
Number of shares issued															188,745					188,745
Proceeds from exercise of warrants | $																	$ 22,793
Employee Stock Option [Member]
Disclosure of classes of share capital [line items]
Share based compensation expense | $															$ 1,259,205			$ 263,215		$ 4,136,896	404,443
Long Term Incentive Plan [Member]
Disclosure of classes of share capital [line items]
Number of stock options																		5,296,553				5,296,553
Expiration period, share based payment arrangements																				10 years
Restricted Share Units [Member]
Disclosure of classes of share capital [line items]
Share based compensation expense | $															$ 3,218,150				$ 0	$ 5,539,268	$ 604,943
Number of other equity instruments expired in share-based payment arrangement | Acres																				22,727
Restricted Share Units [Member] | Peridot Acquisition Corp [Member]
Disclosure of classes of share capital [line items]
Number of other equity instruments exercised (in shares) | Acres						392,276
Restricted Share Units [Member] | Li Cycle Corp [Member]
Disclosure of classes of share capital [line items]
Number of shares exchanged (in shares)						9,829
Li Cycle Holdings Corp [Member]
Disclosure of classes of share capital [line items]
Number of warrants exercised (in shares)		9,678
Issued capital [member]
Disclosure of classes of share capital [line items]
Number of share options exercisable					100	392,276
Stock Issued During Period, Value, Stock Options Exercised | $																						$ 891,162
Stock Additional Shares Issued During The Period New Issues						1,031,226
Stock Option [Member] | Li Cycle Holdings Corp [Member]
Disclosure of classes of share capital [line items]
Number of share options exercisable						28,779
Stock Option [Member] | Stock Option Plan And Long Term Incentive Plan [Member]
Disclosure of classes of share capital [line items]
Number of employees | Employee						19
Stock Issued During Period Shares Stock Options Exercised						4,242,707
Preferred shares exchange ratio						1:39.91
Stock Option [Member] | Stock Option Plan And Long Term Incentive Plan [Member] | Li Cycle Holdings Corp [Member]
Disclosure of classes of share capital [line items]
Number of share options exercisable						28,779
Number of stock options						106,307
Warrant [Member]
Disclosure of classes of share capital [line items]
Number of share options exercisable					100
Exercise price, share options granted | $ / shares					$ 1,150
Non Brokered Private Placement Shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued											159,294	159,294		188,604
Number of shares issued value | $											$ 6,481,381			$ 2,645,136
Par value per share | $ / shares											$ 40.05	$ 40.05		$ 14.02
Series A Shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued value | $													$ 118,759
Preferred shares exchange ratio						1:39.91
Preference shares [member]
Disclosure of classes of share capital [line items]
Stock Shares Issued During The Period New Issues										281,138
Sale Of Stock Issue Price Per Share | $ / shares										$ 81.81
Proceeds from issuing shares | $										$ 23,000,000
Share issue related cost | $										$ 1,380,000
Preference shares [member] | Private Placement [Member]
Disclosure of classes of share capital [line items]
Number of shares issued										281,138
Sale Of Stock Issue Price Per Share | $ / shares										$ 81.81
Proceeds from issuing shares | $										$ 23,000,000
Share issue related cost | $				$ 1,380,000
Restricted Stock Units [member]
Disclosure of classes of share capital [line items]
Liabilities | $																		$ 0				0	171,849
Total expense | $																						1,293,030	88,425
Fair value loss on restricted share units | $																						$ 3,096,940	$ 83,424
Restricted Stock Units [member] | Top of range [member]
Disclosure of classes of share capital [line items]
Vesting period																				3 years
Restricted Stock Units [member] | Li Cycle Holdings Corp [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding						9,829
Number of other equity instruments expired in share-based payment arrangement						9,829
Series A Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Preferred shares exchange ratio						1:39.91
Proceeds from issuing shares | $						$ 525,329,273
Stock Issued During Period, Shares, Conversion of Units						65,671,374
Series A Preferred Shares [Member] | Li Cycle Holdings Corp [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding						2,407,535
Stock Issued During Period, Shares, Conversion of Units						96,084,679